GENERAL	12 Months Ended
Dec. 31, 2023
Compensation Related Costs [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
PainReform Ltd. (“the Company”) was incorporated and started business operations in November 2007. The Company is a clinical stage specialty pharmaceutical company focused on the reformulation of established therapeutics. The Company’s proprietary extended-release drug-delivery system is designed to provide an extended period of post-surgical pain relief without the need for repeated dose administration while reducing the potential need for the use of opiates.

b.
Liquidity

Since its inception, the Company has devoted substantially all its efforts to research and development, clinical trials, and capital raising activities. The Company is still in its development and clinical stage and has not yet generated revenues.

The Company has incurred significant losses and negative cash flows from operations and incurred losses of $9,344, $8,792 and $7,246 for the years ended December 31, 2023, 2022 and 2021, respectively. During the years ended December 31, 2023, 2022 and 2021, the Company had negative operating cash outflows of $6,679, $6,459, and $6,553, respectively. As of December 31, 2023, the Company’s accumulated deficit was $41,863. The Company has funded its operations to date primarily through equity financing and has cash on hand (including restricted cash) of $8,036 as of December 31, 2023.

In July 2023, the Company consummated two registered direct offerings of its ordinary shares and simultaneous private placements of warrants to purchase its ordinary shares, resulting in aggregate gross proceeds of $4.2 million and net proceeds of $3.6 million (Note 7c).

In December 2023, the Company consummated a warrant exercise transaction. As part of the transaction, the Company agreed to the exercise of outstanding warrants to purchase up to an aggregate of 467,896 ordinary shares, having an exercise price of $9.00 per ordinary share, issued by the Company in July 2023, at a reduced exercise price of $2.85 per ordinary share. The warrant exercise resulted in aggregate gross proceeds of $1.3 million. In addition, the Investor received 935,792 new warrants with an exercise price of $2.85 (Note 7c).

The Company expects to continue incurring losses, and negative cash flows from operations until its product, PRF-110, reaches commercial profitability. As a result of the initiation of the Company's Phase III clinical trial in March 2023, along with its current cash position, the Company does not have sufficient resources to fund operations until the end of its phase III study, nor to continue as a going concern for at least one year from the issuance date of these financial statements.

Management's plans include continued raising capital through sale of additional equity securities, debt or capital inflows from strategic partnerships. There are no assurances, however, that the Company will successfully obtain the level of financing needed for its operations. If the Company is unsuccessful in raising capital, it may need to reduce activities, curtail, or abandon some or all of its operations, which could materially harm the Company’s business, financial condition and results of operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

These financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business and do not include any adjustments that might result from the outcome of this uncertainty.

c.
In June 2023, the Company effected a reverse share split of its shares at the ratio of 1-for-10, such that each ten (10) ordinary shares, par value NIS 0.03 per share, were consolidated into one (1) ordinary share, par value NIS 0.30. As a result of rounding of fractional shares as part of the reverse share split, 18,338 ordinary shares were added, bringing the Company’s total outstanding shares on a post-split basis to 1,090,452. All related share and per share data have been retroactively applied to the financial statements and their related notes for all periods presented.

d.
In May 2023, the Company announced that its supplier of the active pharmaceutical ingredient, or API, had received a deficiency notice from the FDA related to the supplier’s Drug Master File, or DMF. The DMF is the file on record with the FDA representing the manufacturing process and facility to produce the API. As a result, the second part of the Company’s first Phase 3 trial was delayed and re-commenced once the required information was provided by the supplier to the FDA and the deficiency notice was resolved, which occurred in September 2023. None of the issues raised were related to the Company’s PRF-110 product. Following the FDA review process of the DMF the Company received a notification from the FDA in September 2023 and an official letter in November 2023, allowing the use of the API manufactured by the DMF holder and an approval to proceed with the clinical trial. In October 2023, the Company reactivated the clinical study and enrolled the first patients in the second part of the Phase 3 trial with the Company’s contract research organization, which will include up to 415 patients in the double-blind study multiple clinical sites in the U.S., measuring pain reduction by PRF-110 over 72 hours compared with a placebo and Naropin® (ropivacaine).

e.
U.S. and global markets are experiencing volatility and disruption following the escalation of geopolitical tensions and the start of the military conflict between Israel and Hamas and the conflict between Russia and Ukraine. Although the length and impact of these ongoing military conflicts is highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets. Additionally, Russia’s prior annexation of Crimea, recent recognition of two separatist republics in the Donetsk and Luhansk regions of Ukraine and subsequent military interventions in Ukraine have led to sanctions and other penalties being levied by the United States, European Union and other countries against Russia, Belarus, the Crimea Region of Ukraine, the so-called Donetsk People’s Republic, and the so-called Luhansk People’s Republic, including agreement to remove certain Russian financial institutions from the Society for Worldwide Interbank Financial Telecommunication (SWIFT) payment system. Additional potential sanctions and penalties have also been proposed and/or threatened. Russian military actions and the resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets, potentially making it more difficult for us to obtain additional funds. Any of the abovementioned factors could affect our business, prospects, financial condition, and operating results. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict.

f.
On October 7, 2023, an unprecedented attack was launched against Israel, which thrust Israel into a state of war. The Company is continuing the development of its product and progressing with the clinical trials taking place out of Israel. At this time, the Company's management does not expect this situation to have a material impact on its operations or its business results.

g.
The Company reports its financial results in U.S. dollars. A portion of research and development and general and administrative expenses of our Israeli operations are incurred in New Israeli Shekel ("NIS"). As a result, the Company is exposed to exchange rate risks that may materially and adversely affect our financial results. If the NIS appreciates against the U.S. dollar, or if the value of the NIS decline against the U.S. dollar, at a time when the rate of inflation in the cost of Israeli goods and services exceed the rate of decline in the relative value of the NIS, then the U.S. dollar-denominated cost of our operations in Israel would increase and our results of operations could be materially and adversely affected. Inflation in Israel compounds the adverse impact of a devaluation of the NIS against the U.S. dollar by further increasing the amount of our Israeli expenses. Israeli inflation may also (in the future) outweigh the positive effect of any appreciation of the U.S. dollar relative to the NIS, if, and to the extent that, it outpaces such appreciation or precedes such appreciation. The Israeli rate of inflation did not have a material adverse effect on our financial condition during 2023 ,2022 and 2021. Given our general lack of currency hedging arrangements to protect us from fluctuations in the exchange rates of the NIS in relation to the U.S. dollar (and/or from inflation of such non-U.S. currencies), the Company may be exposed to material adverse effects from such movements. the Company cannot predict any future trends in the rate of inflation in Israel or the rate of devaluation (if any) of the U.S. dollar against the NIS.